Property and equipment, net	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property and equipment, net [Abstract]
Property and equipment, net

Note 6 Property and equipment, net

The components of property and equipment, net was as follows:

	March 31, 2023	December 31, 2022
Computers	394,378	387,267
Office equipment	94,564	90,111
Furniture and fixtures	325,354	194,715
Leasehold improvements	2,685	2,668
Servers	12,671,736	12,671,736
Total	13,488,717	13,346,497
Less: Accumulated depreciation and amortization	(9,840,459)	(8,722,333)
	3,648,258	4,624,164
Capital work in progress	52,156	34,415
Total	3,700,414	4,658,579

Depreciation and amortization expense relating to property and equipment for the three months ended March 31, 2023 and March 31, 2022 was $1,118,137 and $1,094,965 respectively.

7    Property and equipment, net

The components of property and equipment, net was as follows:

	As of December 31,
	2022	2021
Computers	387,267	269,279
Office equipment	90,111	96,808
Furniture and fixtures	194,715	77,212
Leasehold improvements	2,668	2,956
Servers	12,671,736	12,671,736
Total	13,346,497	13,117,991
Less: Accumulated depreciation and amortization	(8,722,333)	(4,384,968)
Capital work in progress	34,415	—
Total	4,658,579	8,733,023

Depreciation and amortization expense relating to property and equipment amounted to $4,364,448, and $4,359,803 for the years ended December 31, 2022 and 2021 respectively.